Accounts Receivables, Net - Schedule of the Activity in the Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Schedule of the Activity in the Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 8,056
Allowance		8,056
Effect of translation adjustment	(169)
Balance at end	$ 7,887	$ 8,056